Fair Value Measurements - Schedule of fair value hierarchy, the Plan's assets carried at fair value (Details) - EBP 007 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 22,190,794	$ 20,694,177
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,078,704	11,007,824
EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	507,925
Investment Excluding Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,586,629	11,798,371
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	9,604,165	8,895,806
Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		790,547
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,078,704	11,007,824
Fair Value, Inputs, Level 1 [Member] | EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	507,925
Fair Value, Inputs, Level 1 [Member] | Investment Excluding Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	12,586,629	11,798,371
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value		790,547
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Fair Value, Inputs, Level 2 [Member] | EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Fair Value, Inputs, Level 2 [Member] | Investment Excluding Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value